MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND
                                  Annual Report

                                December 31, 1995

January 15, 1996

Dear Matrix Shareholder:

In comparison to the past 70 years, 1995 was a banner year for the stock market. Technology stocks were especially favored as reports of capital spending on technology and purchases of personal computers continued to surpass almost all forecasts. As the year progressed, prospects were brightened by movement in Washington to pass legislation which would produce a balanced budget by the year 2002. For the year, the Standard and Poors 500 Index posted a 37.4% increase.

The Matrix Emerging Growth Fund realized outstanding performance in its inaugural year. Launched on April 4, 1995, the Emerging Growth Fund realized a total return of 29.8% for the period since inception. Strong performance from the Fund's technology holdings significantly contributed to its successful first year. We believe small cap issues remain undervalued relative to larger cap stocks. Historically, emerging growth stocks have been prime beneficiaries of a slow growth economy accompanied by low inflation and interest rates. This is the environment that is currently in place. Another positive for emerging growth stocks in 1996 will be their superior earnings growth prospects. While the S&P 500's profit growth is expected to decline into the 5-10% range from 1995's 30% plus, we think that small cap earnings should be up 30-35%. This contrast should appear quite attractive to investors.

The Matrix Growth Fund gained 7.6% in the first quarter of 1995, which was well on pace with the average for growth fund returns. The total gain of 9.38% in the second and third quarters, however, was below the 17% advance for growth funds during these two quarters. Significant reduction of the Fund's exposure to semiconductor and computer software stocks at the start of this period, and exposure to basic industry and consumer-cyclical holdings were the key contributors to this weak relative performance. The Matrix Growth Fund's best quarter of relative performance was the fourth when a gain of 4.8% was about double the advance of the average growth fund. After high expectations about strength and duration of the business cycle had propelled certain market sectors to unsustainable summer highs, new economic data indicated the economy was decelerating and investor interest in "reliable growth" stocks increased. Falling interest rates combined with good earnings achievement from Fund holdings produced excellent relative performance for the Fund and this trend continues into the new year.

Looking ahead to 1996, we believe the S&P 500 averages will again show positive action, though not as spectacular as 1995. Our positive outlook stems from an environment of low inflation and moderate economic growth. Credible action by Congress and the President to reduce the ongoing budget deficit will give interest rates room for further decline. This is the key that we see driving the equity markets in 1996 as lower rates make stock valuations relatively more attractive. In addition, modestly higher earnings in 1996 are expected. The combination of higher earnings and a willingness by investors to pay more for these earnings should result in higher stock prices.

It is interesting to note the factors that lead to short-term volatility in markets. Wall Street has become "hyper-sensitive" to quarterly earnings announcements. As seen over the past year, companies that miss the estimated earnings target provided by analysts are not well received in the marketplace. What is troublesome, however, is how analysts continue to raise expectations to unreasonable levels. As this continues, it becomes more difficult to meet expectations, and subsequent earnings disappointments occur. This has been the case for many high quality technology companies. Euphoric estimates proved to be unrealistic and the stocks corrected in the market.

The Matrix Growth Fund and the Matrix Emerging Growth Fund continue to focus on companies that offer exceptional long-term growth prospects. 1995 was a fine year for the Matrix Family of Mutual Funds, and we appreciate your continued investment as a valued shareholder.

Very truly yours,



Matrix Family of Mutual Funds
                         SENA WELLER ROHS WILLIAMS INC

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        IN THE MATRIX EMERGING GROWTH FUND AND THE S&P 500 STOCK INDEX.

Average Annual Total Return
Since Inception (4/4/95) 42.09%
                                S&P 500 Stock Index   Matrix Emerging Growth Fund
           4/4/95                      $10,000                   10,000
           6/30/9                      $10,844                   10,790
           8/31/9                      $11,243                   11,860
          10/31/9                      $11,681                   12,060
          12/31/9                      $12,419                   12,980
Past performance is not predictive of future performance.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
             IN THE MATRIX GROWTH FUND AND THE S&P 500 STOCK INDEX.

Average Annual Total Return
   One     Five      Since Inception
   Year   Year          (1/1/89)
 23.52%   12.58%        9.18%
                         S&P 500 Stock Index             Matrix Growth Fund
           1/1/89             $ 10,000                         10,000
          12/31/89            $ 13,167                         13,609
          12/31/90            $ 12,785                         12,996
          12/31/91            $ 16,679                         17,438
          12/31/92            $ 17,033                         18,309
          12/31/93            $ 19,761                         20,004
          12/31/94            $ 20,013                         19,037
          12/31/95            $ 27,524                         25,514

Past performance is not predictive of future performance.

                               Matrix Growth Fund

PORTFOLIO OF INVESTMENTS at December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 100.4%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Basic Industries: 6.4%
       5,000         Eastman Chemical Company................................................            $ 313,125
      10,000         Inland Steel Industries.................................................              251,250
       4,000         Willamette Industries, Inc..............................................              225,000
                                                                                                           -------
                                                                                                           789,375
                                                                                                           -------
                     Conglomerates: 3.2%
       5,500         General Electric Company................................................              396,000
                                                                                                           -------

                     Consumer Cyclical: 13.8%
      12,000         Circuit City Stores, Inc................................................              331,500
      10,000         Echlin, Inc.............................................................              365,000
      13,671         Mattel, Inc.............................................................              420,383
      13,000         McDonald's Corporation..................................................              586,625
                                                                                                           -------
                                                                                                         1,703,508
                                                                                                         ---------
                     Consumer Non-Cyclical: 18.6%
      12,000         Albertson's, Inc........................................................              394,500
       6,000         Colgate-Palmolive Company...............................................              421,500
      12,000         Health Care & Retirement*...............................................              420,000
       9,600         Schering-Plough.........................................................              525,600
      11,250         U. S. Healthcare, Inc...................................................              523,125
                                                                                                           -------
                                                                                                         2,284,725
                                                                                                         ---------
                     Energy: 9.3%
       2,000         British Petroleum.......................................................              204,250
      13,000         Enron Corporation.......................................................              495,625
       4,000         Mobil Corporation.......................................................              448,000
                                                                                                           -------
                                                                                                         1,147,875
                                                                                                         ---------
                     Financial: 10.6%
       8,000         Advanta Corporation, Class A............................................              306,000
       8,000         American Express Company................................................              331,000
      20,000         Norwest Corporation.....................................................              660,000
                                                                                                           -------
                                                                                                         1,297,000
                                                                                                         ---------

                               Matrix Growth Fund
PORTFOLIO OF INVESTMENTS at December 31, 1995, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Industrials: 11.4%
      12,000         Allied Signal, Inc......................................................            $ 570,000
       6,000         Owens Corning Fiberglass*...............................................              269,250
      10,750         Thermo Electron Corporation*............................................              559,000
                                                                                                           -------
                                                                                                         1,398,250
                                                                                                         ---------
                     Technology: 18.0%
       5,600         Automatic Data Processing, Inc..........................................              415,800
       4,500         Computer Associates International, Inc..................................              255,938
       5,000         DSC Communications Corporation*.........................................              184,375
       5,000         EMC Corp.-Massachusetts*................................................               76,875
      10,000         General Instrument Corporation*.........................................              233,750
      13,000         Loral Corporation.......................................................              459,875
       3,000         Motorola, Inc...........................................................              171,000
       8,000         Stryker Corporation.....................................................              420,000
                                                                                                           -------
                                                                                                         2,217,613
                                                                                                         ---------
                     Utilities: 9.1%
       6,500         Ameritech Corporation...................................................              383,500
      10,000         Century Telephone Enterprises, Inc......................................              317,500
      12,000         Worldcom, Inc.*.........................................................              423,000
                                                                                                           -------
                                                                                                         1,124,000
                                                                                                         ---------

                     Total Common Stocks (cost $7,590,177)...................................           12,358,346
                                                                                                        ----------

                     MONEY MARKET FUND: 0.3%
------------------------------------------------------------------------------------------------------------------------------------
      41,656         Riverfront U.S. Government Securities (cost $41,656)....................               41,656
                                                                                                            ------

                     Total Investment in Securities (cost $7,631,833+): 100.7%...............           12,400,002
                     Liabilities less Other Assets: (0.7)%...................................              (92,511)
                                                                                                           -------
                     Total Net Assets: 100.0%................................................          $12,307,491
                                                                                                       ===========

* Indicates non-income producing security.

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                                 Gross unrealized appreciation...............................          $ 4,998,969
                                 Gross unrealized depreciation...............................             (230,800)
                                                                                                          --------
                                               Net unrealized appreciation...................          $ 4,768,169

                               Matrix Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $7,631,833) (Note 2-A,B) .........          $12,400,002
      Receivables:
            Expense reimbursement............................................................                1,060
            Fund shares purchased............................................................                  975
            Dividends and interest...........................................................               15,283
      Deferred organization costs (Note 2-E).................................................               19,999
      Other assets...........................................................................               23,731
                                                                                                            ------
                  Total assets ..............................................................           12,461,050
                                                                                                        ----------

LIABILITIES
      Dividends payable......................................................................               96,017
      Accrued expenses ......................................................................               57,542
                                                                                                            ------
                  Total liabilities..........................................................              153,559
                                                                                                           -------


NET ASSETS                                                                                             $12,307,491
                                                                                                       ===========

      Net asset value and redemption price per share
            ($12,307,491/822,620 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $14.96
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................          $ 6,709,601
      Dividends in excess of net investment income...........................................               (1,870)
      Undistributed net realized gain on investments.........................................              831,591
      Net unrealized appreciation of investments.............................................            4,768,169
                                                                                                         ---------
            Net assets ......................................................................          $12,307,491
                                                                                                       ===========




See accompanying notes to financial statements.

                               Matrix Growth Fund

STATEMENT OF OPERATIONS - For the Year Ended December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest ........................................................................             $ 91,902
            Dividends........................................................................              254,738
                                                                                                           -------
                  Total income ..............................................................              346,640
                                                                                                           -------
      Expenses
            Advisory fees (Note 3) ..........................................................              141,358
            Distribution costs (Notes 3 and 4)...............................................               39,266
            Administration fees (Note 3).....................................................               36,750
            Custodian and accounting fees....................................................               16,340
            Transfer agent fees..............................................................                7,282
            Auditing fees....................................................................                8,501
            Legal fees.......................................................................                1,800
            Reports to shareholders..........................................................                3,500
            Trustees' fees...................................................................                5,850
            Registration fees................................................................                4,380
            Amortization of organization costs...............................................                5,001
            Miscellaneous....................................................................                2,890
                                                                                                             -----
                  Total expenses.............................................................              272,918
                  Less, expenses reimbursed (Note 3).........................................               (1,060)
                                                                                                            ------
                  Net expenses...............................................................              271,858
                                                                                                           -------
                        Net investment income   .............................................               74,782
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................            1,976,980
      Net increase in unrealized appreciation of investments ................................            1,298,304
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................            3,275,284
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................          $ 3,350,066
                                                                                                       ===========


See accompanying notes to financial statements.

                               Matrix Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended      Year Ended
                                                                                     December 31,    December 31,
                                                                                           1995          1994
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................              $ 74,782         $ 51,062
Net realized gain from security transactions ..............................             1,976,980          359,982
Net change in unrealized appreciation of investments.......................             1,298,304       (1,332,964)
                                                                                        ---------       ----------
      Net increase (decrease) in net assets resulting from operations .....             3,350,066         (921,920)
                                                                                        ---------         --------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ($0.104 and $0.050 per share, respectively) .........               (77,641)         (56,285)
Net realized gain from securities transactions ($1.549 and $0.310 per
      share, respectively).................................................            (1,156,403)        (348,968)
                                                                                       ----------         --------
      Total dividends and distributions to shareholders ...................            (1,234,044)        (405,253)
                                                                                       ----------         --------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in
      outstanding shares (a) ..............................................            (5,293,234)      (2,251,105)
                                                                                       ----------       ----------
      Total decrease in net assets ........................................            (3,177,212)      (3,578,278)

NET ASSETS
Beginning of year .........................................................            15,484,703       19,062,981
                                                                                       ----------       ----------
End of year (including undistributed net investment (loss) income of
      ($1,870) and $989, respectively).....................................           $12,307,491      $15,484,703
                                                                                      ===========      ===========


(a) A summary of capital shares transactions is as follows:

                                                                Year Ended                      Year Ended
                                                             December 31, 1995               December 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
                                                          Shares           Value           Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................         78,810      $ 1,124,139        195,732      $ 2,795,587
Shares issued in reinvestment of distribution.....         76,071        1,138,027         25,783          346,777
Shares redeemed ..................................       (483,511)      (7,555,400)      (384,013)      (5,393,469)
                                                         --------       ----------       --------       ----------
Net decrease .....................................       (328,630)     $(5,293,234)      (162,498)     $(2,251,105)
                                                         ========      ===========       ========      ===========


                               Matrix Growth Fund

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout each year
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended December 31,
                                                                 1995      1994       1993      1992     1991
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .........................    $13.45    $14.51     $14.05    $14.01    $11.03
Income from investment operations:
      Net investment income ................................       .10       .05        .06       .09       .15
      Net realized and unrealized gain (loss)
         on investments ....................................      3.06      (.75)      1.25       .60      3.62
                                                                  ----      ----       ----       ---      ----
Total from investment operations............................      3.16      (.70)      1.31       .69      3.77
                                                                  ----      ----       ----       ---      ----
Less distributions:
      Dividends from net investment income..................      (.10)     (.05)      (.06)     (.09)     (.14)
      Distributions from net capital gains .................     (1.55)     (.31)      (.79)     (.56)     (.65)
                                                                 -----      ----       ----      ----      ----
Total distributions.........................................     (1.65)     (.36)      (.85)     (.65)     (.79)
                                                                 -----      ----       ----      ----      ----
Net asset value, end of year................................    $14.96    $13.45     $14.51    $14.05    $14.01
                                                                ======    ======     ======    ======    ======

Total return ...............................................     23.52%    (4.82%)     9.32%     4.92%    34.21%

Ratios/supplemental data:
Net assets, end of period (millions)........................    $ 12.3     $ 15.5    $ 19.1    $ 19.0    $ 17.4
Ratio of expenses to average net assets:
      Before expense reimbursement .........................      1.76%     1.84%      1.67%     1.68%     1.75%
      After expense reimbursement...........................      1.75%     1.84%      1.67%     1.50%     1.50%
Ratio of net investment income to average net assets:
      Before expense reimbursement .........................      0.47%     0.29%      0.40%     0.51%     0.92%
      After expense reimbursement ..........................      0.48%     0.29%      0.40%     0.69%     1.17%

Portfolio turnover rate ....................................         27%        25%       30%       51%       70%




See accompanying notes to financial statements.

                               Matrix Emerging Growth Fund

PORTFOLIO OF INVESTMENTS at December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 88.3%                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Beverages: 2.5%
       1,750         Canandaigua Wine Company, Class A.......................................             $ 57,094
       1,500         Hart Brewing, Inc.......................................................               22,875
       2,000         Pete's Brewing Company..................................................               28,000
                                                                                                            ------
                                                                                                           107,969
                                                                                                           -------
                     Chemicals: 1.6%
       1,000         Cambrex Corporation*....................................................               41,375
         800         OM Group, Inc.*.........................................................               26,500
                                                                                                            ------
                                                                                                            67,875
                                                                                                            ------
                     Communications: 8.8%
       1,100         3 Com Corporation.......................................................               51,288
       1,200         Bay Networks, Inc.......................................................               49,350
         650         Cabletron Systems, Inc..................................................               52,650
       1,400         DSC Communications Corporation..........................................               51,625
       3,000         Harmonic Lightwaves.....................................................               33,000
         800         Network General Corporation.............................................               26,700
       1,200         Octel Communications Corporation........................................               38,700
         800         Qualcomm, Inc...........................................................               34,400
       1,050         Tellabs, Inc............................................................               38,850
                                                                                                            ------
                                                                                                           376,563
                                                                                                           -------
                     Computers & Information: 4.0%
       1,375         Landmark Graphics Corporation...........................................               31,969
       2,500         Sandisk Corporation.....................................................               37,500
       1,450         Silicon Graphics, Inc...................................................               39,875
       1,700         Stormedia, Inc..........................................................               62,050
                                                                                                            ------
                                                                                                           171,394
                                                                                                           -------
                     Consumer Products: 1.7%
       1,000         Gucci Group NV-NY Shrs..................................................               38,875
       1,000         Oakley, Inc.............................................................               34,000
                                                                                                            ------
                                                                                                            72,875
                                                                                                            ------
                     Consumer Services: 0.8%
         475         Central Parking Corporation*............................................               13,656
       1,000         Franklin Quest Company..................................................               19,500
                                                                                                            ------
                                                                                                            33,156
                                                                                                            ------
                               Matrix Emerging Growth Fund
PORTFOLIO OF INVESTMENTS at December 31, 1995, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Energy: 2.0%
       3,000         Falcon Drilling Company, Inc............................................             $ 45,000
         700         Input/Output, Inc.......................................................               40,425
                                                                                                            ------
                                                                                                            85,425
                                                                                                            ------
                     Financial Services: 10.9%
       1,000         Advanta Corporation, Class A*...........................................               38,250
       2,500         Amerin Corporation......................................................               66,875
       2,625         Litchfield Financial....................................................               34,125
       2,000         Meadowbrook Insurance...................................................               67,000
       1,700         Medaphis Corporation....................................................               62,900
         900         Mid Ocean, Ltd..........................................................               33,412
       1,000         Mutual Risk Management*.................................................               45,750
       1,500         Partner Re Holdings, Ltd.*..............................................               41,250
       2,500         PMT Services, Inc.......................................................               75,625
                                                                                                            ------
                                                                                                           465,187
                                                                                                           -------
                     Health Care Providers: 9.4%
       2,500         Advocat, Inc............................................................               27,813
       1,200         American Oncology Resources.............................................               58,350
       1,250         Genesis Health Ventures.................................................               45,625
       1,600         Healthsouth Corporation.................................................               46,600
       1,400         Integrated Health Service*..............................................               35,000
       2,000         Multicare Companies, Inc................................................               48,000
       2,500         Ornda Healthcorp........................................................               58,125
       1,000         Phycor, Inc.............................................................               50,563
       1,025         Vencor, Inc.............................................................               33,313
                                                                                                            ------
                                                                                                           403,389
                                                                                                           -------
                     Industrial & Commercial Services: 3.8%
       2,000         Accustaff, Inc..........................................................               88,000
       2,000         M.A.I.D., PLC-ADR.......................................................               29,000
       1,500         Norrell Corporation*....................................................               44,063
                                                                                                            ------
                                                                                                           161,063
                                                                                                           -------
                     Industrial Technology: 2.5%
       2,500         Carbide/Graphite Group..................................................               35,938
       2,000         Computational Systems, Inc..............................................               31,000
       1,500         Elsag Bailey Process....................................................               40,312
                                                                                                            ------
                                                                                                           107,250
                                                                                                           -------

                               Matrix Emerging Growth Fund
PORTFOLIO OF INVESTMENTS at December 31, 1995, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Manufactured Housing: 1.0%
       2,000         Palm Harbor Homes, Inc..................................................             $ 43,500
                                                                                                          --------

                     Media Broadcasting: 1.0%
         650         Lin Television Corporation..............................................               19,337
         800         Young Broadcasting......................................................               22,600
                                                                                                            ------
                                                                                                            41,937
                                                                                                            ------
                     Medical - Adv. Devices: 1.5%
       1,500         Guidant Corporation*....................................................               63,375
                                                                                                            ------

                     Pharmaceuticals: 5.3%
         750         Biogen, Inc.............................................................               46,125
       1,500         Clintrials Research.....................................................               30,375
         900         Elan Corporation, PLC - ADR.............................................               43,763
       1,000         Express Scripts, Inc....................................................               51,000
       1,139         Watson Pharmaceutical, Inc..............................................               55,811
                                                                                                            ------
                                                                                                           227,074
                                                                                                           -------
                     Restaurants: 1.8%
       2,000         Logan's Roadhouse, Inc..................................................               34,500
       1,250         Outback Steakhouse, Inc.................................................               44,844
                                                                                                            ------
                                                                                                            79,344
                                                                                                            ------
                     Retailers - Specialty: 3.7%
       3,000         BT Office Products International........................................               48,000
       2,400         General Nutrition Company...............................................               55,200
       2,375         OfficeMax, Inc..........................................................               53,141
                                                                                                            ------
                                                                                                           156,341
                                                                                                           -------
                     Semiconductor & Related: 3.4%
       1,250         AVX Corporation*........................................................               33,125
       1,000         BE Semiconductor Industries.............................................               13,000
       1,200         Integrated Silicon Solution.............................................               20,081
       1,000         SDL, Inc................................................................               24,000
       3,100         Telcom Semiconductor, Inc...............................................               22,475
       1,500         Tower Semiconductor, Ltd................................................               33,187
                                                                                                            ------
                                                                                                           145,868
                                                                                                           -------

                               Matrix Emerging Growth Fund
PORTFOLIO OF INVESTMENTS at December 31, 1995, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Software & Processing: 18.1%
       1,250         Advent Software, Inc....................................................             $ 22,187
       4,000         Applix, Inc.............................................................              109,000
       1,000         Arbor Software Corporation..............................................               47,250
       1,050         Cadence Design Systems, Inc.............................................               44,100
       1,000         Checkfree Corporation...................................................               21,500
       1,200         HNC Software............................................................               57,300
       1,350         Hyperion Software Corporation...........................................               28,687
       1,500         Informix Corporation....................................................               45,000
       1,500         Logic Works, Inc........................................................               18,750
       1,600         Maxis, Inc..............................................................               60,800
       2,150         Objective Systems Integrator............................................              117,712
       1,300         Oracle Corporation......................................................               55,087
         750         Parametric Technology Corporation.......................................               49,875
       1,000         Scopus Technology, Inc..................................................               25,250
       1,100         Uunet, Inc..............................................................               69,300
                                                                                                            ------
                                                                                                           771,798
                                                                                                           -------
                     Telephone Systems: 2.7%
       2,000         Brightpoint, Inc........................................................               28,250
       5,000         Equalnet Holding Corporation............................................               36,250
       1,500         Worldcom, Inc...........................................................               52,875
                                                                                                            ------
                                                                                                           117,375
                                                                                                           -------
                     Transportation Equipment & Services: 1.8%
       1,000         Fritz Companies.........................................................               41,500
       1,500         Wabash National Corporation*............................................               33,375
                                                                                                            ------
                                                                                                            74,875
                                                                                                            ------

                     Total Common Stocks (cost $2,992,120)...................................            3,773,633
                                                                                                         ---------

                               Matrix Emerging Growth Fund
PORTFOLIO OF INVESTMENTS at December 31, 1995, Continued
-----------------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                       Market Value
    $507,900         Provident Bank Repurchase Agreement, 5.35%, dated 12/29/95, due 1/2/96, collateralized by $510,000 U.S. Treasury Notes,
                     due 8/15/96 (proceeds $508,202) (cost $507,900).........................            $ 507,900
                                                                                                         ---------

                     Total Investment in Securities (cost $3,500,020+): 100.2%...............            4,281,533
                     Liabilities less Other Assets: (0.2%)...................................               (7,906)
                                                                                                            ------
                     Total Net Assets: 100.0%................................................          $ 4,273,627
                                                                                                       ===========

* Indicates income producing security.

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                                Gross unrealized appreciation................................            $ 978,205
                                Gross unrealized depreciation................................             (196,692)
                                                                                                          --------
                                               Net unrealized appreciation...................            $ 781,513
                                                                                                         =========

See accompanying notes to financial statements.

                               Matrix Emerging Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $3,500,020) (Note 2-A,B) .........          $ 4,281,533
      Cash ..................................................................................                   43
      Receivables:
            Expense reimbursement............................................................               32,234
            Fund shares sold.................................................................                5,485
            Dividends and interest...........................................................                  359
      Deferred organization costs (Note 2-E).................................................               25,813
      Prepaid expenses.......................................................................                2,762
                                                                                                             -----
                  Total assets ..............................................................            4,348,229
                                                                                                         ---------

LIABILITIES
      Payable for investments purchased......................................................               38,695
      Accrued expenses ......................................................................               35,907
                                                                                                            ------
                  Total liabilities..........................................................               74,602
                                                                                                            ------


NET ASSETS                                                                                             $ 4,273,627
                                                                                                       ===========

      Net asset value and redemption price per share
            ($4,273,627/329,168 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $12.98
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................          $ 3,489,215
      Accumulated net investment loss........................................................               (9,756)
      Undistributed net realized gain on investments.........................................               12,655
      Net unrealized appreciation of investments.............................................              781,513
                                                                                                           -------
            Net assets ......................................................................          $ 4,273,627
                                                                                                       ===========





See accompanying notes to financial statements.

                               Matrix Emerging Growth Fund

STATEMENT OF OPERATIONS - For the Period April 4, 1995* to December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest ........................................................................             $ 33,766
            Dividends........................................................................                1,506
                                                                                                             -----
                  Total income ..............................................................               35,272
                                                                                                            ------
      Expenses
            Advisory fees (Note 3) ..........................................................               20,219
            Distribution costs (Notes 3 and 4)...............................................                5,617
            Administration fees (Note 3).....................................................               22,356
            Custodian and accounting fees....................................................                6,090
            Transfer agent fees..............................................................                2,704
            Auditing fees....................................................................                8,943
            Legal fees.......................................................................                  870
            Reports to shareholders..........................................................                  909
            Trustees' fees...................................................................                3,696
            Deferred organization costs......................................................                4,209
            Miscellaneous....................................................................                1,649
                                                                                                             -----
                  Total expenses.............................................................               77,262
                  Less fees waived and expenses reimbursed (Note 3)..........................              (32,234)
                                                                                                           -------
                  Net expenses...............................................................               45,028
                                                                                                            ------
                        Net investment loss   ...............................................               (9,756)
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................               12,655
      Net increase in unrealized appreciation of investments ................................              781,513
                                                                                                           -------
                  Net realized and unrealized gain on investments ...........................              794,168
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 784,412
                                                                                                         =========

*Commencement of operations.


See accompanying notes to financial statements.

                               Matrix Emerging Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         April 4, 1995
INCREASE IN NET ASSETS FROM                                                                                    to
 OPERATIONS                                                                                            December 31. 1995
Net investment loss....................................................................                   $ (9,756)
Net realized gain from security transactions ..........................................                     12,655
Net increase in unrealized appreciation of investments.................................                    781,513
                                                                                                           -------
      Net increase in net assets resulting from operations ............................                    784,412
                                                                                                           -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a) ..........                  3,489,215
                                                                                                         ---------
      Total increase in net assets ....................................................                  4,273,627

NET ASSETS
Beginning of period ...................................................................                        -0-
                                                                                                                -
End of period (including accumulated net investment loss of $9,756)....................                 $4,273,627
                                                                                                        ==========


(a) A summary of capital shares transactions is as follows:                                   April 4, 1995*
                                                                                                    to
                                                                                             December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold..........................................................               357,416       $3,775,373
      Shares redeemed .....................................................               (28,248)        (286,158)
                                                                                          -------         --------
      Net increase ........................................................               329,168       $3,489,215
                                                                                          =======       ==========


* Commencement of operations.

See accompanying notes to financial statements.

                               Matrix Emerging Growth Fund

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout the period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       April 4, 1995*
                                                                                           through
                                                                                      December 31,1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................................                    $10.00
Income from investment operations:
      Net investment loss..............................................                      (.03)
      Net realized and unrealized gain on investments..................                      3.01
                                                                                             ----
Total from investment operations.......................................                      2.98
                                                                                             ----
Less distributions:
      Dividends from net investment income.............................                       -0-
      Distributions from net capital gains.............................                       -0-
                                                                                               -
Total distributions....................................................                       -0-
                                                                                               -
Net asset value, end of period.........................................                    $12.98
                                                                                           ======
Total return...........................................................                     42.09%+
Ratios/supplemental data:
Net assets, end of period (millions)...................................                     $ 4.3
Ratio of expenses to average net assets:
      Before expense reimbursement.....................................                      3.43%+
      After expense reimbursement......................................                      2.00%+
Ratio of net investment loss to average net assets:
      Before expense reimbursement.....................................                     (1.87%)+
      After expense reimbursement......................................                     (0.43%)+
Portfolio turnover rate................................................                      9.95%

*Commencement of operations.

+Annualized.

See accompanying notes to financial statements.

                               Matrix Growth Fund
                           Matrix Emerging Growth Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 1995
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each one of a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment
Company Act of 1940 (the "1940 Act") as a diversified, open-end management company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of shares in the Gateway Trust, a family of four no-load diversified mutual funds registered under the 1940 Act.

      In December, 1994, the shareholders of Matrix Growth Fund, a series of Gateway Trust, approved a plan of reorganization whereby the Matrix Growth Fund transferred all of its assets and liabilities into the Matrix Growth Fund series of the Trust in exchange for shares of beneficial interest in the Trust. The Gateway Trust series then distributed the Trust's shares to its shareholders on a share-for-share basis. No changes in the carrying values of assets and liabilities for financial reporting or income tax purposes occurred as a result of this reorganization.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Repurchase Agreements. The Funds require the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in the event that the Funds are delayed from securing its collateral, the Funds enter into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy according to Sena Weller Rohs Williams, Inc.

      C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      D. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
           Interest income is recognized on an accrual basis. Capital gains and losses are calculated on an identified cost basis for financial statement and federal income tax purposes. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Expenses that cannot be directly associated with a specific Fund are allocated under policies

                               Matrix Growth Fund
                           Matrix Emerging Growth Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 1995, Continued
--------------------------------------------------------------------------------
      set by the board of trustees. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      E. Deferred Organization Costs. The costs incurred by the Funds with respect to adopting its current management and trust agreement and initial organization for Emerging Growth have been deferred and are being amortized using the straight-line method over a period of five years from January 1, 1995 for Growth and April 4, 1995 (commencement of operations) for Emerging Growth.

      F. Estimates and Assumptions. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the year ended December 31, 1995, Sena Weller Rohs Williams, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

      The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00%, respectively, of average daily net assets through December 31, 1996. As a result, the Advisor will reimburse the Funds for expenses  in  excess  of the  limit  in  the  amounts  of  $1,060  and  $32,234, respectively. The Funds' Statements of Assets and Liabilities include receivables of $1,060 and $32,234 for expense reimbursements and payables of $10,451 and $17,163 for investment advisory fees as of December 31, 1995.

      At December 31, 1995, the Advisor controlled, but did not own, 64% and 96% of the outstanding shares of the Funds.

      Southampton Investment Management Company (the "Manager") acts as the Fund's Manager under an Investment Management Agreement. The Manager prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Manager receives an annual fee equal to the greater of 0.25% of the Fund's average daily net assets or $30,000.

                               Matrix Growth Fund
                           Matrix Emerging Growth Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 1995, Continued
--------------------------------------------------------------------------------
      Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is a division of the Advisor.

      Certain officers and Trustees of the Funds are also officers and/or directors of the Manager.

NOTE 4 - DISTRIBUTION COSTS

      The Funds have adopted a Distribution Plan (The "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. The Funds' Statements of Assets and Liabilities include payables of $39,265 and $5,615 to the Distributor for 12b-1 fees at December 31, 1995.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,815,974 and $8,851,791, respectively, for the Matrix Growth Fund and $3,218,586 and $239,117, respectively, for the Matrix Emerging Growth Fund.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      MATRIX GROWTH FUND,
      MATRIX EMERGING GROWTH FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Matrix Growth Fund (a series of Professionally Managed Portfolios) as of December 31, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Matrix Emerging Growth Fund (a series of Professionally Managed Portfolios) as of December 31, 1995 and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 4, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for the four years ended December 31, 1994 for Matrix Growth Fund were audited by other auditors whose report dated January 23, 1995 expressed an unqualified opinion on those statements.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matrix Growth Fund as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, and the financial position of Matrix Emerging Growth Fund as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from April 4, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.

Joseph Decosimo and Company, PLL

      Cincinnati, Ohio
      February 12, 1996

                                     Advisor
                         Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                       --
                                   Distributor
                       Reynolds DeWitt Securities Company
                  a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                       --
                                    Custodian
                                    Star Bank
                                  P.O. Box 1118
                           Cincinnati, Ohio 45201-1118
                                       --
                                 Transfer Agent
                          American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                           Huntington, New York 11743
                                       --
                                    Auditors
                        Joseph Decosimo and Company, PLL
                             Atrium Two - Suite 2727
                             221 East Fourth Street
                             Cincinnati, Ohio 45202
                                       --
                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

               This report is intended for the shareholders of the
                   Matrix Growth Fund and the Matrix Emerging
                   Growth Fund and should not be used as sales
                    literature unless accompanied or preceded
                        by the Funds' current prospectus.